STOCK BASED COMPENSATION PLANS (10K) - Summary of reserved shares of common stock for future issuance (Details 1)	12 Months Ended
Jun. 30, 2016 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise of Common Stock Warrants	2,445,653
Conversions of Preferred Stock and cumulative Preferred Stock dividends	99,999
Total shares reserved for future issuance	4,835,197
2013 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance under Stock Incentive Plan	162,330
2014 Stock Option Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance under Stock Incentive Plan	737,215
Issuance under 2015 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance under Stock Incentive Plan	1,250,000
Former Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance under Stock Incentive Plan	140,000